OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Strategies Fund

Old Westbury Total Equity Fund

(the “Funds”)

Supplement dated August 1, 2025 to the
Prospectus dated February 15, 2025, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated February 15, 2025, as supplemented.

Important Notice Regarding Sub-Adviser and Portfolio Managers

Effective August 1, 2025, Mr. Perry Williams will no longer serve as a portfolio manager of the portion of the Funds managed by Sands Capital Management, LLC (“Sands Capital”). Brian Christiansen, David Levanson, and Daniel Pilling will continue to serve as portfolio managers of the portion of the Funds managed by Sands Capital.

Accordingly, effective immediately:

• All references and information regarding Mr. Williams are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP0825	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Strategies Fund

Old Westbury Total Equity Fund

(the “Funds”)

Supplement dated August 1, 2025 to the
Statement of Additional Information (“SAI”) dated February 15, 2025, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ SAI dated February 15, 2025, as supplemented.

Important Notice Regarding Sub-Adviser and Portfolio Managers

Effective August 1, 2025, Mr. Perry Williams will no longer serve as a portfolio manager of the portion of the Funds managed by Sands Capital Management, LLC (“Sands Capital”). Brian Christiansen, David Levanson, and Daniel Pilling will continue to serve as portfolio managers of the portion of the Funds managed by Sands Capital.

Accordingly, effective immediately:

• All references and information regarding Mr. Williams are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE